Provision for Payments in Lieu of Corporate Income Taxes - Major Components of Income Tax Expense (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Deferred recovery of PILs	(2)	(9)
Total provision for PILs	109	121
PILs [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current provision for PILs	111	130
Deferred recovery of PILs	(2)	(9)
Total provision for PILs	109	121
Effective income tax rate	11.98%	13.96%